Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 17, 2025 CAD ($) shares	Jan. 14, 2025 $ / shares	Dec. 21, 2024 CAD ($) shares	Sep. 16, 2024 $ / shares	Aug. 16, 2024 shares	Jan. 17, 2024 CAD ($) shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 CAD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	May 31, 2025 CAD ($) $ / shares	May 31, 2024 CAD ($)	May 31, 2025 CAD ($) $ / shares shares	May 31, 2024 CAD ($)	Aug. 31, 2024 CAD ($) shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative Liabilities
Warrants exercise term		5 years 6 months		5 years				5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)		$ 15		$ 112.5					$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875						$ 20.64	$ 154.78	$ 1,950.2	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 14,858.64	$ 23,216.63
Transaction costs | $																					$ 3,123,837	$ 246,298
Pre-funded warrants
Derivative Liabilities
Exercise price of warrants | $ / shares																			$ 0.001		$ 0.001
Series A Convertible Preferred Shares
Derivative Liabilities
Number of shares converted | shares																					136,689
Shares issued upon conversion of convertible preferred stock | shares																					988
Gain (loss) from valuation of derivative financial instruments | $																			$ 0	$ (1,044,557)	$ 454,275	355,401
Series B Convertible Preferred Shares
Derivative Liabilities
Accelerated amortization of the deferred loss during the period | $																					$ 789,633
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares										1,000
Conversion price per share | $ / shares										$ 1,417.5
Threshold beneficial ownership percentage more than which conversion prohibited										4.99%																	4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price										80.00%																	80.00%
Number of trading days considered for average volume-weighted average price										5 days
Floor conversion price per share | $ / shares										$ 405
Number of warrants issued | shares					2,124			2,124	2,124	1
Warrants exercise term										5 years
Exercise price of warrants | $ / shares										$ 1,417.5
Number of additional shares issued | shares										1
Holding period of preferred shares										6 months
Number of shares issued during the period | shares								3,000	3,000
Total cash consideration								$ 4,036,025	$ 3,000,000
Transaction costs | $																							$ 615,306
Number of shares converted | shares			1,950																		400		650
Convertible preferred shares | shares			4,821
Common Shares at a value | $			$ 103,268																		$ 103,268
Shares issued upon conversion of convertible preferred stock | shares																					988		1,165
Value of shares issued upon conversion of convertible preferred stock | $																					$ 136,689		$ 301,997
Securities issuance - warrants exchanged (in shares) | shares					4,186
Gain (loss) from valuation of derivative financial instruments | $																							(1,715,543)
Accelerated amortization of the deferred loss during the period | $																					804,676	0
Derivatives | Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares) | shares					48
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares										$ 1,000
Conversion price per share | $ / shares										$ 1,417.5
Threshold beneficial ownership percentage more than which conversion prohibited										4.99%																	4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price										80.00%																	80.00%
Number of trading days considered for average volume-weighted average price										5 days
Floor conversion price per share | $ / shares										$ 405
Number of warrants issued | shares						2,117	2,117			1
Warrants exercise term										5 years
Exercise price of warrants | $ / shares										$ 1,417.5
Total cash consideration						$ 4,044,900	$ 3,000,000
Transaction costs | $																							839,195
Number of shares converted | shares	3,000					3,000	3,000
Convertible preferred shares | shares	7,408
Common Shares at a value | $	$ 195,806																				195,806
Gain (loss) from valuation of derivative financial instruments | $																			(13,192)	206,656	1,246,016	(94,801)
Accelerated amortization of the deferred loss during the period | $																					789,633	0	$ 376,598
Warrant issued
Derivative Liabilities
Warrants exercise term		5 years 6 months
Exercise price of warrants | (per share)		$ 15																						$ 20.64
Gain (loss) from valuation of derivative financial instruments | $																			$ (21,623)	$ 433,457	$ 1,394,542	$ 5,652,884